MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.4 - Schedule 6

Client Name:
Client Project Name:	MSRM 2026-NQM8
Start - End Dates:	12/5/2025 - 4/24/2026
Deal Loan Count:	107

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Income/Employment	CRDINC126	Length of employment/self-employment does not meet guidelines	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Total				3

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